Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Income Before Income Taxes

Income before income taxes were generated in the following jurisdictions:

	For the Year Ended December 31,
	2019	2020	2021
	US$	US$	US$
British Virgin Islands (BVI)	(382)	(976)	(1,227)
UAE	27,663,586	63,056,081	122,422,324
PRC, excluding HK S.A.R.	2,142,160	(57,038,284)	(35,920,356)
HK S.A.R.	(85,436)	65,233	286,843
Cayman Islands	(359,359)	(2,007,587)	(2,152,866)
Singapore	—	—	(20,447)
Total	29,360,569	4,074,467	84,614,271

Summary of Income Tax Assets and Liabilities

Deferred income tax assets and liabilities are as follows:

	As of December 31,
	2020	2021
	US$	US$
Deferred tax assets
Operating lease liabilities	—	167,083
Net operating loss carry forwards	3,334	28,779
Total gross deferred tax assets	3,334	195,862
Valuation allowance on deferred tax assets	(3,334)	(28,779)
Deferred tax assets, net of valuation allowance	—	167,083

Deferred tax liabilities
Operating lease right-of-use assets	—	167,083
Total gross deferred tax liabilities	—	167,083

Net deferred tax assets	—	—

Summary of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	As of December 31,
	2020	2021
	US$	US$
Balance at the beginning of the year	40,859	3,334
Additions	131	25,445
Reversals	(37,656)	—
Balance at the end of the year	3,334	28,779